Segment Information	3 Months Ended
Mar. 31, 2012
Segment Information

10. Segment Information

Our operating segments represent components of our business about which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision-making group, in assessing performance. Our decision-making group consists of our Chief Executive Officer and other senior officers. This group routinely reviews and makes operating and resource allocation decisions among our Eastern Midstream and Midcontinent Midstream natural gas operations and Coal and Natural Resource Management operations. Accordingly, our reportable segments are as follows:

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Eastern Midstream—Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports water to natural gas producers.

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Midcontinent Midstream—Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

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Coal and Natural Resource Management—Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

The following tables present a summary of certain financial information relating to our segments for the periods presented:

	Eastern Midstream	Midcontinent Midstream	Coal and Natural Resource Management	Consolidated
For the three months ended March 31, 2012
Revenues	$11,473	$195,582	$39,362	$246,417
Cost of midstream gas purchased	—	165,464	—	165,464
Operating costs and expenses	1,512	17,795	8,640	27,947
Impairments	—	124,845	—	124,845
Depreciation, depletion & amortization	2,061	13,606	8,186	23,853

Operating income	$7,900	$(126,128)	$22,536	$(95,692)

Interest expense				(9,817)
Derivatives				(4,951)
Other				116

Net income				$(110,344)

Additions to property and equipment	$31,284	$44,039	$246	$75,569

For the three months ended March 31, 2011
Revenues	$3,020	$205,079	$45,428	$253,527
Cost of midstream gas purchased	—	170,255	—	170,255
Operating costs and expenses	236	15,177	8,630	24,043
Depreciation, depletion & amortization	353	11,571	9,320	21,244

Operating income	$2,431	$8,076	$27,478	$37,985

Interest expense				(10,850)
Derivatives				(19,761)
Other				137
Net income				$7,511

Additions to property and equipment	$23,912	$13,155	$95,600	$132,667

	Total assets at
	March 31,	December 31,
	2012	2012
Eastern Midstream	$204,217	$174,444
Midcontinent Midstream	627,047	736,351
Coal and Natural Resource Management	679,919	683,197

Totals	$1,511,183	$1,593,992